Loans and advances to customers (Details - Analysis of changes in expected losses by stage) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Opening Balance	R$ 19,515,659
Ending balance	33,406,040	R$ 19,515,659
Business loans
Disclosure of detailed information about financial instruments [line items]
Ending balance	3,017,158
Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,471,354
Ending balance	5,121,411	3,471,354
Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	8,790,058
Ending balance	17,216,362	8,790,058
Loans and advances to customers | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(282,355)	(215,563)
Payments	(131,282)	(46,689)
Write-off for loss	18,334	72,423
Constitution (Reversal)	548,193	185,904
Ending balance	(680,932)	(282,355)
Loans and advances to customers | Stage 1 | Not credit impaired | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(170,141)	(84,805)
Transfer to Stage 2	(6,327)	(2,546)
Transfer to Stage 3	(8,538)	(7,174)
Transfer from Stage 2	4,114	10,550
Transfer from Stage 3	2,071	9,399
Payments	(53,948)	(18,655)
Write-off for loss	651	2,973
Constitution (Reversal)	240,794	96,736
Ending balance	(347,656)	(170,141)
Loans and advances to customers | Stage 2 | Not credit impaired | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(20,195)	(32,443)
Transfer to Stage 1	(4,114)	(10,550)
Transfer to Stage 3	(2,044)	(2,283)
Transfer from Stage 1	6,327	2,546
Transfer from Stage 3	1,339	1,245
Payments	(9,504)	(7,308)
Write-off for loss	794	6,718
Constitution (Reversal)	42,477	10,820
Ending balance	(53,882)	(20,195)
Loans and advances to customers | Stage 2 | Credit impaired | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(92,018)	(98,316)
Transfer to Stage 1	(2,071)	(9,399)
Transfer to Stage 2	(1,339)	(1,245)
Transfer from Stage 1	8,538	7,174
Transfer from Stage 2	2,044	2,283
Payments	(67,830)	(20,726)
Write-off for loss	16,889	62,732
Constitution (Reversal)	264,922	78,348
Ending balance	(279,393)	(92,018)
Loans and advances to customers | Payroll Card
Disclosure of detailed information about financial instruments [line items]
Opening Balance	67,732
Ending balance	65,263	67,732
Loans and advances to customers | Payroll Card | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(5,890)	(2,385)
Payments	(332)	(256)
Write-off for loss	2,885	1,707
Constitution (Reversal)	4,081	5,468
Ending balance	(6,754)	(5,890)
Loans and advances to customers | Payroll Card | Stage 1 | Not credit impaired | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(2,911)	(448)
Transfer to Stage 2	(307)	(2)
Transfer to Stage 3	(172)	(16)
Transfer from Stage 2	1
Transfer from Stage 3	14	5
Payments	(238)	(34)
Write-off for loss	23	2
Constitution (Reversal)	638	2,513
Ending balance	(2,824)	(2,911)
Loans and advances to customers | Payroll Card | Stage 2 | Not credit impaired | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(36)	(26)
Transfer to Stage 1	(1)
Transfer from Stage 1	307	2
Payments	(3)	(4)
Write-off for loss	32	21
Constitution (Reversal)	141	34
Ending balance	(448)	(36)
Loans and advances to customers | Payroll Card | Stage 2 | Credit impaired | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(2,943)	(1,911)
Transfer to Stage 1	(14)	(5)
Transfer from Stage 1	172	16
Payments	(91)	(218)
Write-off for loss	2,830	1,683
Constitution (Reversal)	3,302	2,922
Ending balance	(3,482)	(2,943)
Loans and advances to customers | Multiple Card
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,904,642
Ending balance	4,798,318	1,904,642
Loans and advances to customers | Multiple Card | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(163,993)	(120,808)
Payments	(88,646)	(21,107)
Write-off for loss	1,934	45,295
Constitution (Reversal)	344,327	109,587
Ending balance	(417,740)	(163,993)
Loans and advances to customers | Multiple Card | Stage 1 | Not credit impaired | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(103,694)	(57,462)
Transfer to Stage 2	(1,422)	(566)
Transfer to Stage 3	(5,519)	(6,284)
Transfer from Stage 2	277	2,195
Transfer from Stage 3	208	6,174
Payments	(30,638)	(8,929)
Write-off for loss	326	2,797
Constitution (Reversal)	136,207	56,439
Ending balance	(202,481)	(103,694)
Loans and advances to customers | Multiple Card | Stage 2 | Not credit impaired | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(4,909)	(10,297)
Transfer to Stage 1	(277)	(2,195)
Transfer to Stage 3	(100)	(283)
Transfer from Stage 1	1,422	566
Transfer from Stage 3	10
Payments	(4,299)	(2,229)
Write-off for loss	218	5,578
Constitution (Reversal)	27,654	4,331
Ending balance	(29,101)	(4,909)
Loans and advances to customers | Multiple Card | Stage 2 | Credit impaired | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(55,389)	(53,050)
Transfer to Stage 1	(208)	(6,174)
Transfer to Stage 2	(10)
Transfer from Stage 1	5,519	6,284
Transfer from Stage 2	100	283
Payments	(53,709)	(9,950)
Write-off for loss	1,390	36,921
Constitution (Reversal)	180,466	48,816
Ending balance	(186,157)	(55,389)
Loans and advances to customers | Overdraft protection agreement
Disclosure of detailed information about financial instruments [line items]
Opening Balance	20,193
Ending balance	12,862	20,193
Loans and advances to customers | Overdraft protection agreement | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(645)	(140)
Payments	(286)
Write-off for loss	150
Constitution (Reversal)	9,538	505
Ending balance	(9,747)	(645)
Loans and advances to customers | Overdraft protection agreement | Stage 1 | Not credit impaired | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(645)	(9)
Transfer to Stage 2	(13)
Transfer to Stage 3	(178)
Transfer from Stage 2		46
Transfer from Stage 3		85
Payments	(286)
Write-off for loss	150
Constitution (Reversal)	777	505
Ending balance	(795)	(645)
Loans and advances to customers | Overdraft protection agreement | Stage 2 | Not credit impaired | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance		(46)
Transfer to Stage 1		(46)
Transfer from Stage 1	13
Constitution (Reversal)	407
Ending balance	(420)
Loans and advances to customers | Overdraft protection agreement | Stage 2 | Credit impaired | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance		(85)
Transfer to Stage 1		(85)
Transfer from Stage 1	178
Constitution (Reversal)	8,354
Ending balance	(8,532)
Loans and advances to customers | Checking Account
Disclosure of detailed information about financial instruments [line items]
Opening Balance	14,232
Ending balance	33,234	14,232
Loans and advances to customers | Checking Account | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(455)	(4,055)
Payments	(19)
Write-off for loss	104	3,336
Constitution (Reversal)	29,134	(264)
Ending balance	(29,466)	(455)
Loans and advances to customers | Checking Account | Stage 1 | Not credit impaired | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(334)	(47)
Transfer to Stage 2	(1)
Transfer to Stage 3		(12)
Transfer from Stage 2		10
Transfer from Stage 3	2	159
Payments	(6)
Write-off for loss	6	33
Constitution (Reversal)	(59)	164
Ending balance	(264)	(334)
Loans and advances to customers | Checking Account | Stage 2 | Not credit impaired | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(6)	(296)
Transfer to Stage 1		(10)
Transfer to Stage 3		(30)
Transfer from Stage 1	1
Transfer from Stage 3	1	20
Write-off for loss	6	254
Constitution (Reversal)	146	(15)
Ending balance	(148)	(6)
Loans and advances to customers | Checking Account | Stage 2 | Credit impaired | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(114)	(3,712)
Transfer to Stage 1	(2)	(159)
Transfer to Stage 2	(1)	(20)
Transfer from Stage 1	1	12
Transfer from Stage 2		30
Payments	(13)
Write-off for loss	92	3,049
Constitution (Reversal)	29,046	(413)
Ending balance	(29,053)	(114)
Loans and advances to customers | Payroll loans and personal credit
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,551,399
Ending balance	3,467,924	1,551,399
Loans and advances to customers | Payroll loans and personal credit | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(38,900)	(30,415)
Payments	(17,511)	(7,401)
Write-off for loss	10,545	15,386
Constitution (Reversal)	84,692	31,273
Ending balance	(95,536)	(38,900)
Loans and advances to customers | Payroll loans and personal credit | Stage 1 | Not credit impaired | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(16,306)	(9,654)
Transfer to Stage 2	(531)	(192)
Transfer to Stage 3	(758)	(341)
Transfer from Stage 2	176	41
Transfer from Stage 3	171	166
Payments	(8,801)	(4,616)
Write-off for loss	138	66
Constitution (Reversal)	47,036	11,659
Ending balance	(53,461)	(16,306)
Loans and advances to customers | Payroll loans and personal credit | Stage 2 | Not credit impaired | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(4,390)	(1,169)
Transfer to Stage 1	(176)	(41)
Transfer to Stage 3	(761)	(195)
Transfer from Stage 1	531	192
Transfer from Stage 3	33	62
Payments	(2,187)	(353)
Write-off for loss	445	377
Constitution (Reversal)	8,693	3,933
Ending balance	(10,078)	(4,390)
Loans and advances to customers | Payroll loans and personal credit | Stage 2 | Credit impaired | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(18,205)	(19,591)
Transfer to Stage 1	(171)	(166)
Transfer to Stage 2	(33)	(62)
Transfer from Stage 1	757	341
Transfer from Stage 2	761	195
Payments	(6,523)	(2,431)
Write-off for loss	9,962	14,944
Constitution (Reversal)	28,964	15,680
Ending balance	(31,998)	(18,205)
Loans and advances to customers | Business loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,582,868
Ending balance	3,017,158	1,582,868
Loans and advances to customers | Business loans | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(5,924)	(5,957)
Payments	(975)	(2,806)
Write-off for loss	241	2,586
Constitution (Reversal)	11,312	5,358
Ending balance	(16,020)	(5,924)
Loans and advances to customers | Business loans | Stage 1 | Not credit impaired | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(5,679)	(2,450)
Transfer to Stage 2	(108)	(1)
Transfer to Stage 3	(205)	(7)
Payments	(972)	(1,875)
Write-off for loss		43
Constitution (Reversal)	8,192	5,154
Ending balance	(12,586)	(5,679)
Loans and advances to customers | Business loans | Stage 2 | Not credit impaired | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(4)	(191)
Transfer to Stage 3		0
Transfer from Stage 1	108	1
Payments	(3)	(111)
Write-off for loss	1	50
Constitution (Reversal)	216	(27)
Ending balance	(324)	(4)
Loans and advances to customers | Business loans | Stage 2 | Credit impaired | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(241)	(3,316)
Transfer from Stage 1	205	7
Payments		(820)
Write-off for loss	240	2,493
Constitution (Reversal)	2,904	231
Ending balance	(3,110)	(241)
Loans and advances to customers | Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,471,354
Ending balance	5,121,411	3,471,354
Loans and advances to customers | Real Estate loans | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(60,872)	(51,803)
Payments	(18,461)	(15,119)
Write-off for loss	2,475	4,114
Constitution (Reversal)	40,056	28,303
Ending balance	(79,992)	(60,872)
Loans and advances to customers | Real Estate loans | Stage 1 | Not credit impaired | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(34,897)	(14,735)
Transfer to Stage 2	(3,945)	(1,786)
Transfer to Stage 3	(1,706)	(513)
Transfer from Stage 2	3,660	8,258
Transfer from Stage 3	1,676	2,810
Payments	(7,955)	(3,201)
Write-off for loss	8	33
Constitution (Reversal)	22,950	14,628
Ending balance	(49,569)	(34,897)
Loans and advances to customers | Real Estate loans | Stage 2 | Not credit impaired | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(10,848)	(20,417)
Transfer to Stage 1	(3,660)	(8,258)
Transfer to Stage 3	(1,183)	(1,774)
Transfer from Stage 1	3,945	1,786
Transfer from Stage 3	1,295	1,163
Payments	(3,012)	(4,611)
Write-off for loss	92	439
Constitution (Reversal)	5,220	2,564
Ending balance	(13,361)	(10,848)
Loans and advances to customers | Real Estate loans | Stage 2 | Credit impaired | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(15,127)	(16,651)
Transfer to Stage 1	(1,676)	(2,810)
Transfer to Stage 2	(1,295)	(1,163)
Transfer from Stage 1	1,706	513
Transfer from Stage 2	1,183	1,774
Payments	(7,494)	(7,307)
Write-off for loss	2,375	3,642
Constitution (Reversal)	11,886	11,112
Ending balance	(17,062)	(15,127)
Loans and advances to customers | Rural loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	177,637
Ending balance	700,192	177,637
Loans and advances to customers | Rural loans | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(5,675)
Payments	(5,052)
Constitution (Reversal)	25,053	5,675
Ending balance	(25,676)	(5,675)
Loans and advances to customers | Rural loans | Stage 1 | Not credit impaired | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(5,675)
Payments	(5,052)
Constitution (Reversal)	25,053	5,675
Ending balance	R$ (25,676)	R$ (5,675)